UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report     September 30, 2013

WESTERN ASSET

INTERMEDIATE-TERM

MUNICIPALS FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide as high a level of income exempt from regular federal income tax* as is consistent with prudent investing.

*	A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Intermediate-Term Municipals Fund for the six-month reporting period ended September 30, 2013. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding R. Jay Gerken, as he embarks upon his retirement. Jay has most recently served as Chairman of the Board, President and Chief Executive Officer of the Fund and other funds in the Legg Mason complex. On behalf of all our shareholders and the Fund’s Board of Trustees, I would like to thank Jay for his vision and guidance, and wish him all the best.

I am honored to have been appointed to my new role with the Fund. During my 23 year career in the financial industry, I have seen it evolve and expand. Despite these changes, keeping an unwavering focus on our shareholders and their needs remains paramount. This was a consistent focus of Jay’s, and I look forward to following his lead in the years to come.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

II	Western Asset Intermediate-Term Municipals Fund

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

October 25, 2013

Western Asset Intermediate-Term Municipals Fund	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended September 30, 2013 (the “reporting period”), but the pace was far from robust. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was an anemic 0.1% during the fourth quarter of 2012. Economic growth then improved, as first quarter 2013 GDP growth was 1.1%, partially driven by strengthening consumer spending. GDP growth in the second quarter further improved to 2.5%. This was partially due to increases in exports and non-residential fixed investments, along with a smaller decline in federal government spending versus the previous quarter. Due to the U.S. government’s sixteen-day partial shutdown, which began on October 1, 2013, after the reporting period ended, the U.S. Department of Commerce’s initial reading for third quarter 2013 GDP growth will not be released until November 7, 2013.

While there was some improvement in the U.S. job market, unemployment remained elevated throughout the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 7.5%. Unemployment edged higher to 7.6% in May and was unchanged in June. Unemployment then declined to 7.4% in July, 7.3% in August and 7.2% in September, the latter being the lowest level since December 2008. However, this was partially due to a decline in the workforce participation rate, which was 63.2% in September, the lowest level since 1978.

Meanwhile, the housing market continued to show signs of strength, as sales generally improved and home prices moved higher. According to the National Association of Realtors (“NAR”), existing-home sales dipped 1.9% on a seasonally adjusted basis in September 2013 versus the previous month, but were 10.7% higher than in September 2012. In addition, the NAR reported that the median existing-home price for all housing types was $199,200 in September 2013, up 11.7% from September 2012. This marked the tenth consecutive month that home prices experienced a double-digit increase compared to the same period a year earlier. The inventory of homes available for sale in September 2013 was 0.1% higher than the previous month at a 5.0 month supply at the current sales pace and was 1.8% higher than in September 2012.

The manufacturing sector expanded during the majority of the reporting period. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, after expanding the prior five months, the PMI fell to 49.0 in May 2013 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). However, this was a temporary setback, as the PMI rose over the next four months and was 56.2 in September, the best reading since April 2011.

IV	Western Asset Intermediate-Term Municipals Fund

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion per month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%, inflation between one and two years ahead is projected to be no more than a half percentage point above the Committee’s 2.0% longer-run goal, and longer-term inflation expectations continue to be well anchored.” At its meeting that ended on June 19, 2013, the Fed did not make any material changes to its official policy statement. However, in a press conference following the meeting, Fed Chairman Bernanke said “…the Committee currently anticipates that it would be appropriate to moderate the monthly pace of purchases later this year; and if the subsequent data remain broadly aligned with our current expectations for the economy, we would continue to reduce the pace of purchases in measured steps through the first half of next year, ending purchases around midyear.” In a surprise to many investors, at its meeting that ended on September 18, 2013, the Fed did not taper its asset purchase program and said that it “…decided to await more evidence that progress will be sustained before adjusting the pace of its purchases.” Fed Chairman Bernanke also brought up the potential for a partial government shutdown on October 1 and the debt ceiling debate as reasons for maintaining its current policy. At the Fed’s meeting that concluded on October 30, 2013, after the reporting period ended, the Fed maintained its asset purchase program and said that “Asset purchases are not on a preset course, and the Committee’s decisions about their pace will remain contingent on the Committee’s economic outlook as well as its assessment of the likely efficacy and costs of such purchases.”

Q. Did Treasury yields trend higher or lower during the six months ended September 30, 2013?

A. Both short- and long-term Treasury yields moved higher during the reporting period. When the period began, the yield on the two-year Treasury was 0.25%. It fell as low as 0.20% in late April/early May 2013 and was as high as 0.52% on September 5, 2013, before ending the period at 0.33%. The yield on the ten-year Treasury began the period at 1.87%. Ten-year Treasuries reached a low of 1.66% in early May 2013 and peaked at 2.98% on September 5, 2013, before moving down to 2.64% at the end of the period. This decline toward the end of the reporting period was triggered by the Fed’s decision to not begin tapering its asset purchases, as well as a flight to quality given expectations for a partial government shutdown on October 1, 2013.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. Most spread sectors performed poorly during the reporting period. Spread sector

Western Asset Intermediate-Term Municipals Fund	V

Investment commentary (cont’d)

demand was often solid during the first month of the period as investors looked to generate incremental yield in the low interest rate environment. Even so, there were several periods of volatility given a number of macro issues, including the European sovereign debt crisis and mixed economic data. The spread sectors then weakened over the next two months of the period amid sharply rising interest rates given the Fed’s indications that it may begin tapering its asset purchase program sooner than previously anticipated. Most spread sectors then rallied in July 2013 amid improving investor demand. However, the spread sectors again weakened in August, before strengthening in September after the Fed chose not to taper its asset purchase program. All told, the majority of spread sectors generated negative absolute returns and produced mixed results versus equal-durationv Treasuries during the reporting period.

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market underperformed its taxable bond counterpart during the six months ended September 30, 2013. Over that period, the Barclays Municipal Bond Indexvi and the Barclays U.S. Aggregate Indexvii fell 3.15% and 1.77%, respectively. After generating mixed results during the first two months of the reporting period, the municipal bond market lagged the taxable bond market during the next three months. In addition to the negative impact of higher interest rates, investor sentiment for municipal bonds weakened given the negative fallout from the city of Detroit’s bankruptcy filing. However, the municipal bond market rallied sharply in September given declining interest rates and improving demand.

Performance review

For the six months ended September 30, 2013, Class A shares of Western Asset Intermediate-Term Municipals Fund, excluding sales charges, returned -4.03%. The Fund’s unmanaged benchmark, the Barclays 1-15 Year Municipal Bond Indexviii, returned -1.72% for the same period. The Lipper Intermediate Municipal Debt Funds Category Average1 returned -2.71% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of September 30, 2013 (unaudited)
(excluding sales charges)	6 months
Western Asset Intermediate-Term Municipals Fund:
Class A	-4.03%
Class C	-4.30%
Class I	-3.96%
Barclays 1-15 Year Municipal Bond Index	-1.72%
Lipper Intermediate Municipal Debt Funds Category Average[1]	-2.71%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended September 30, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 203 funds in the Fund’s Lipper category, and excluding sales charges.

VI	Western Asset Intermediate-Term Municipals Fund

be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended September 30, 2013 for Class A, Class C and Class I shares were 3.10%, 2.60% and 3.32%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 3.11% The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated August 1, 2013, the gross total annual operating expense ratios for Class A, Class C and Class I shares were 0.73%, 1.31% and 0.58%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

October 31, 2013

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Lower-rated, higher yielding bonds are subject to greater credit risk, including the risk of default, than higher-rated obligations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Western Asset Intermediate-Term Municipals Fund	VII

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vi	The Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

vii

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

viii The	Barclays 1-15 Year Municipal Bond Index is a market value weighted index of investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of one to fifteen years.

VIII	Western Asset Intermediate-Term Municipals Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of September 30, 2013 and March 31, 2013. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%

Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2013 and held for the six months ended September 30, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-4.03%	$1,000.00	$959.70	0.74%	$3.64	Class A	5.00%	$1,000.00	$1,021.36	0.74%	$3.75
Class C	-4.30	1,000.00	957.00	1.32	6.48	Class C	5.00	1,000.00	1,018.45	1.32	6.68
Class I	-3.96	1,000.00	960.40	0.59	2.90	Class I	5.00	1,000.00	1,022.11	0.59	2.99

2	Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report

[1]	For the six months ended September 30, 2013.

[2]

Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — September 30, 2013

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays 1-15 Year Municipal Bond Index
WA Intermediate-Term	— Western Asset Intermediate-Term Municipals Fund

4	Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — September 30, 2013

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays 1-15 Year Municipal Bond Index
WA Intermediate-Term	— Western Asset Intermediate-Term Municipals Fund

Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report	5

Schedule of investments (unaudited)

September 30, 2013

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.2%
Alabama — 0.1%
Clarke & Mobile County, AL, Gas District, Gas Revenue, AMBAC	5.250%	1/1/24	$1,935,000	$2,091,213	(a)
California — 14.3%
ABAG Finance Authority for Nonprofit Corp., Insured Senior Living Revenue, Odd Fellows Home of California	5.000%	4/1/32	3,250,000	3,326,472
Bay Area, CA, Toll Authority, Toll Bridge Revenue:
San Francisco Bay Area	0.770%	10/1/19	10,000,000	9,899,500	(b)(c)
San Francisco Bay Area	0.970%	5/1/23	37,000,000	36,216,340	(b)(c)
San Francisco Bay Area	1.170%	4/1/24	10,000,000	9,904,200	(b)(c)
California Health Facilities Financing Authority Revenue, Stanford Hospital	5.000%	11/15/25	27,465,000	29,967,061
California State Economic Recovery, GO	5.000%	7/1/20	35,000,000	40,856,550
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	18,190,000	17,660,489	(d)(e)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	3,665,000	3,664,707
California State Public Works Board, Lease Revenue:
Department of Corrections	5.250%	9/1/16	4,245,000	4,260,409
Various Capital Projects	5.250%	10/1/25	4,000,000	4,475,600
Various Capital Projects	5.250%	10/1/26	4,385,000	4,807,144
Various Capital Projects	5.000%	10/1/27	5,180,000	5,557,104
California Statewide CDA Revenue, John Muir Health	5.000%	7/1/29	6,660,000	6,867,259
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	9,000,000	7,704,540
Long Beach, CA, Airport Senior Revenue	5.000%	6/1/30	7,735,000	7,959,470
Long Beach, CA, Bond Finance Authority, Lease Revenue	5.000%	8/1/24	1,000,000	1,119,470
Long Beach, CA, Bond Finance Authority, Lease Revenue	5.000%	8/1/25	1,000,000	1,102,640
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.250%	11/15/23	3,975,000	4,329,610
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/24	17,830,000	18,939,204
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	7,250,000	7,952,887
Los Angeles, CA, Department of Water & Power Waterworks Revenue	5.000%	7/1/25	7,000,000	8,040,480
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/27	10,000,000	10,630,000
Northern, CA, Power Agency Revenue	5.000%	7/1/21	1,575,000	1,733,902
Northern, CA, Power Agency Revenue:
Lodi Energy Center	5.000%	6/1/19	2,000,000	2,308,000
Lodi Energy Center	5.000%	6/1/20	2,000,000	2,318,280
Lodi Energy Center	5.000%	6/1/25	15,805,000	17,486,020

See Notes to Financial Statements.

6	Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	$10,000,000	$10,484,600
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/26	4,700,000	5,465,348
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/18	800,000	912,768
Procter & Gamble Project	5.000%	7/1/19	900,000	1,032,642
Procter & Gamble Project	5.250%	7/1/20	1,250,000	1,450,300
Procter & Gamble Project	5.250%	7/1/21	1,000,000	1,161,910
San Bernardino County, CA, COP:
Arrowhead Project	5.500%	8/1/21	11,855,000	13,320,397
Arrowhead Project	5.000%	8/1/22	8,755,000	9,475,099
Arrowhead Project	5.125%	8/1/24	10,000,000	10,680,900
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	50,000,000	52,295,500
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	2,078,700
Total California				377,445,502
Colorado — 2.6%
Colorado Health Facilities Authority Revenue:
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	12,735,000	13,892,612
Sisters of Charity Leavenworth Health System Inc.	5.000%	1/1/30	13,500,000	14,155,020
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	7,105,000	7,265,715
E-470 Public Highway Authority Revenue, CO	5.375%	9/1/26	3,000,000	3,068,430
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	8,210,000	9,291,339
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.250%	11/15/28	8,000,000	8,791,840
Regional Transportation District, CO, COP	5.000%	6/1/25	10,000,000	10,785,300
Total Colorado				67,250,256
Connecticut — 0.5%
Connecticut State, GO	0.720%	9/15/17	7,000,000	6,930,910	(b)(c)
Connecticut State, GO	0.840%	9/15/18	3,000,000	2,980,380	(b)
Connecticut State, GO	0.990%	9/15/19	4,000,000	4,006,560	(b)
Total Connecticut				13,917,850
District of Columbia — 0.4%
District of Columbia University Revenue, Georgetown University	5.000%	4/1/21	10,000,000	11,099,600	(b)(c)
Florida — 8.0%
Broward County, FL, Airport System Revenue	5.000%	10/1/24	3,000,000	3,253,260
Broward County, FL, Airport System Revenue	5.375%	10/1/29	12,000,000	12,998,040

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

September 30, 2013

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Citizens Property Insurance Corp., FL	5.000%	6/1/16	$25,000,000	$27,515,000
Citizens Property Insurance Corp., FL	5.375%	6/1/16	20,000,000	22,208,000
Citizens Property Insurance Corp., FL	5.250%	6/1/17	5,000,000	5,617,850
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/22	1,860,000	2,026,433
Florida State Municipal Loan Council Revenue:
NATL	5.250%	11/1/13	150,000	150,534
NATL	5.250%	11/1/16	265,000	265,874
Jacksonville Beach, FL, Utility Revenue	7.900%	10/1/14	355,000	367,844	(f)
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/25	4,750,000	5,117,032
Jacksonville, FL, Transit Revenue	5.000%	10/1/25	7,000,000	7,735,980
Killarney, FL, Community Development District Special Assessment Revenue	5.125%	5/1/09	440,000	198,000	(g)
Lee County, FL, Airport Revenue:
Assured Guaranty	5.000%	10/1/21	12,245,000	13,475,500	(d)
Assured Guaranty	5.000%	10/1/22	8,000,000	8,740,320	(d)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/27	12,000,000	12,412,800	(d)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.500%	10/1/27	3,000,000	3,279,930	(d)
Miami International Airport	5.000%	10/1/29	5,000,000	5,154,650
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Assured Guaranty	3.000%	7/1/16	1,205,000	1,267,720
Miami-Dade County, FL, School Board, COP	5.000%	2/1/24	8,000,000	8,757,360
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.250%	10/1/21	6,935,000	7,744,939
Orlando Health Inc.	5.250%	10/1/22	7,095,000	7,850,050
Orlando Health Inc.	5.125%	10/1/26	4,050,000	4,246,708
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/23	20,750,000	23,486,925
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/24	10,000,000	11,261,900
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/24	3,500,000	3,926,300
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/25	3,350,000	3,732,570
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/27	1,155,000	1,273,538
South Broward, FL, Hospital District Revenue	5.000%	5/1/28	5,920,000	6,289,882
Sterling Hill, FL, Community Development District	5.500%	11/1/10	610,000	366,000	(g)
Total Florida				210,720,939
Georgia — 3.0%
Atlanta & Fulton County, GA, Recreational Authority Revenue:
Zoo	5.000%	12/1/19	1,770,000	1,999,852
Zoo	5.000%	12/1/20	1,860,000	2,095,960

See Notes to Financial Statements.

8	Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	$5,465,000	$6,472,855
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/24	15,885,000	18,746,206
Burke County, GA, Development Authority Revenue, Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	9,000,000	8,570,610	(b)(c)
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	5,763,150
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/23	1,500,000	1,733,700
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/24	1,430,000	1,639,681
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/25	1,250,000	1,416,300
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/26	2,500,000	2,804,650
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	6,000,000	6,523,380
Georgia State Higher EFA Revenue, USG Real Estate Foundation II LLC Project	5.375%	6/15/29	3,000,000	3,183,090
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/18	5,000,000	5,512,200
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/21	7,110,000	7,794,195
Main Street Natural Gas Inc., GA, Gas Revenue	5.250%	9/15/19	1,500,000	1,678,305
Milledgeville & Baldwin County, GA, Development Authority Revenue, Georgia College & State University Foundation	5.500%	9/1/24	1,000,000	1,058,010	(a)
Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Projects, NATL	5.000%	1/1/19	660,000	708,504
Total Georgia				77,700,648
Hawaii — 0.0%
Hawaii State, GO, Unrefunded Balance, NATL	5.000%	5/1/16	615,000	630,947
Illinois — 3.1%
Chicago, IL, GO	5.375%	1/1/16	120,000	120,377
Chicago, IL, O’Hare International Airport Revenue	5.250%	1/1/19	5,625,000	6,419,306	(d)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/21	3,000,000	3,383,760
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/22	4,000,000	4,415,800
Cook County, IL, GO	5.250%	11/15/22	10,000,000	10,915,900
Cook County, IL, GO	5.250%	11/15/23	9,980,000	10,809,837
Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project	7.100%	12/1/15	1,935,000	2,082,602	(f)
Illinois Finance Authority Revenue:
AGM	5.250%	1/1/22	2,000,000	2,146,920
Edward Hospital, AMBAC	6.000%	2/1/28	1,000,000	1,086,560
Memorial Health System	5.250%	4/1/29	11,000,000	11,484,660
Rush University Medical Center	6.375%	11/1/29	3,000,000	3,383,280
Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Gtd. Solid Waste Disposal Revenue, Prairie Power Inc.	3.000%	5/6/14	3,000,000	3,027,990	(b)(c)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

September 30, 2013

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	6/15/18	$5,000,000	$5,574,600
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	12/15/18	4,000,000	4,389,120
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	6/15/19	4,000,000	4,283,760
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	12/15/19	1,500,000	1,606,410
Metropolitan Pier & Exposition Authority, IL, Revenue, McCormick Place Project	5.000%	12/15/22	5,000,000	5,816,000
Total Illinois				80,946,882
Indiana — 3.1%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project	5.000%	6/1/32	7,500,000	7,132,500
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.375%	1/1/25	4,000,000	4,515,640
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/26	5,480,000	6,176,837
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/27	3,460,000	3,864,232
Indiana State Finance Authority Revenue, Trinity Health Credit Group	5.000%	12/1/28	5,000,000	5,372,850
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	12,000,000	12,334,080
Indiana State Toll Road Commission, Toll Road Revenue	9.000%	1/1/15	1,820,000	1,936,079	(f)
Indianapolis, IN, Thermal Energy System, Multi-Mode	5.000%	10/1/23	19,625,000	21,730,370
Jasper County, IN, PCR:
Northern Indiana Public Service, AMBAC	5.700%	7/1/17	5,000,000	5,456,000
Northern Indiana Public Service, NATL	5.850%	4/1/19	3,000,000	3,329,040
North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project	7.125%	7/1/22	2,000,000	560,000	(h)(g)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	5.250%	1/1/21	8,000,000	9,328,080
Total Indiana				81,735,708
Iowa — 1.7%
Iowa Finance Authority Health Care Facilities Revenue:
Genesis Health Systems	5.000%	7/1/18	2,775,000	3,111,164
Genesis Health Systems	5.000%	7/1/19	4,075,000	4,586,616
Genesis Health Systems	5.000%	7/1/20	2,500,000	2,806,375
Genesis Health Systems	5.000%	7/1/21	4,170,000	4,561,021

See Notes to Financial Statements.

10	Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Iowa — continued
Iowa Finance Authority Health Facilities Revenue:
Central Iowa Health System, Assured Guaranty	5.000%	2/15/17	$1,600,000	$1,770,912
Central Iowa Health System, Assured Guaranty	5.000%	2/15/18	1,350,000	1,511,906
Central Iowa Health System, Assured Guaranty	5.000%	2/15/19	1,000,000	1,130,160
Iowa Health System, Assured Guaranty	5.000%	8/15/17	1,000,000	1,122,170
Iowa Health System, Assured Guaranty	5.000%	8/15/18	1,350,000	1,529,523
Iowa Health System, Assured Guaranty	5.000%	8/15/19	1,150,000	1,312,679
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	9,310,000	9,083,022
Iowa Fertilizer Co. Project	5.250%	12/1/25	12,630,000	11,747,289
Total Iowa				44,272,837
Kansas — 0.1%
Kansas State Development Finance Authority Revenue, Sisters Leavenworth	5.250%	1/1/25	3,000,000	3,292,020
Kentucky — 0.7%
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue:
Owensboro Medical Health System Inc.	5.250%	6/1/23	1,835,000	1,956,807
Owensboro Medical Health System Inc.	6.000%	6/1/30	14,570,000	15,217,928
Total Kentucky				17,174,735
Louisiana — 0.7%
East Baton Rouge, LA, Parish Park & Recreation District, GO, AGM	5.000%	5/1/20	500,000	537,125	(a)
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.625%	6/1/21	1,830,000	2,078,349
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.875%	6/1/23	4,435,000	5,091,646
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	10,000,000	9,976,400	(b)(c)
Total Louisiana				17,683,520
Maryland — 0.9%
Anne Arundel County, MD, GO, Consolidated Solid Waste Projects	5.300%	2/1/17	450,000	451,269	(d)
Maryland State EDC, EDR:
Term Project	5.375%	6/1/25	5,055,000	5,297,943
Transportation Facilities Project	5.125%	6/1/20	5,000,000	5,277,900
Transportation Facilities Project	5.375%	6/1/25	7,500,000	7,860,450
Maryland State Health & Higher EFA Revenue:
Refunding, Medstar Health	5.750%	8/15/14	500,000	523,385

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

September 30, 2013

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Maryland — continued
Washington County Hospital	6.000%	1/1/28	$4,000,000	$4,098,680
Total Maryland				23,509,627
Massachusetts — 1.1%
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation Inc., AGM	6.000%	11/15/28	1,500,000	1,624,050
Caregroup Inc.	5.375%	7/1/23	3,500,000	3,866,520
Caregroup Inc.	5.375%	7/1/24	5,500,000	6,047,855
Caregroup Inc.	5.375%	7/1/25	3,570,000	3,950,491
UMass Memorial Health Care Inc.	5.000%	7/1/20	2,500,000	2,690,725
UMass Memorial Medical Center Inc.	5.000%	7/1/19	1,500,000	1,623,390
Massachusetts State, GO, Consolidated Loan	0.500%	1/1/18	8,500,000	8,465,150	(b)
Total Massachusetts				28,268,181
Michigan — 7.1%
Detroit, MI, GO:
District State Aid	5.250%	11/1/24	5,000,000	5,094,400
District State Aid	5.000%	11/1/30	21,500,000	19,995,215
Detroit, MI, Water Supply System Revenue:
NATL	5.000%	7/1/26	1,000,000	975,990
Senior Lien	5.000%	7/1/21	4,215,000	4,206,654
Senior Lien	5.250%	7/1/22	4,195,000	4,277,516
Senior Lien	5.250%	7/1/23	12,120,000	12,319,374
Senior Lien	5.250%	7/1/24	4,140,000	4,147,493
Senior Lien	5.250%	7/1/25	4,085,000	4,063,431
Senior Lien	5.250%	7/1/26	10,635,000	10,527,055
Michigan Finance Authority, Trinity Health Corp.	5.000%	12/1/27	4,500,000	4,894,380
Michigan Finance Authority Revenue, Detroit School District	5.500%	6/1/21	15,000,000	16,906,200
Michigan State Building Authority Revenue:
Facilities Program, AGM	5.000%	10/15/26	5,000,000	5,390,600
Facilities Program, NATL	5.000%	10/15/29	7,250,000	7,261,673	(a)
Michigan State Hospital Finance Authority Revenue:
McLaren Health Care Corp.	5.625%	5/15/28	23,690,000	25,420,791
Refunding, Hospital, Sparrow Obligated	5.000%	11/15/19	1,000,000	1,088,200
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison	5.500%	8/1/16	5,000,000	5,532,500	(b)(c)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.000%	9/1/29	2,000,000	2,418,840
Wayne County, MI, Airport Authority Revenue:
Detroit Metropolitan Airport	5.000%	12/1/16	7,865,000	8,776,239	(d)

See Notes to Financial Statements.

12	Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Detroit Metropolitan Airport	5.000%	12/1/17	$21,250,000	$24,128,525	(d)
Detroit Metropolitan Airport	5.000%	12/1/18	17,000,000	19,071,620	(d)
Total Michigan				186,496,696
Minnesota — 1.0%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Healthcare, AGM	5.000%	2/15/30	5,725,000	5,939,401
St. Cloud, MN, Health Care Revenue, Centracare Health System	5.000%	5/1/25	10,000,000	10,293,200
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System	5.250%	11/15/28	9,600,000	10,358,400
Total Minnesota				26,591,001
Missouri — 0.9%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.750%	8/1/28	9,080,000	10,081,978
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.250%	1/1/19	4,485,000	5,071,055
Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution State Revolving Funds Programs	5.250%	1/1/16	1,500,000	1,505,130
Missouri State Health & EFA Revenue, St. Lukes Episcopal	5.000%	12/1/20	5,070,000	5,435,192
Missouri State Housing Development Community, MFH Revenue	5.500%	12/1/15	535,000	535,578
Total Missouri				22,628,933
Nevada — 0.7%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	13,000,000	13,748,020
Reno, NV, Hospital Revenue:
Renown Regional Medical Center Project	5.000%	6/1/15	1,000,000	1,061,950
Renown Regional Medical Center Project	5.000%	6/1/16	1,000,000	1,083,850
Renown Regional Medical Center Project	5.000%	6/1/17	2,190,000	2,406,131
Total Nevada				18,299,951
New Jersey — 5.7%
New Jersey EDA Revenue, School Facilities Construction	5.500%	12/15/29	10,000,000	10,916,800
New Jersey EDA, Water Facilities Revenue:
New Jersey American Water Co.	4.450%	6/1/23	3,500,000	3,780,070
New Jersey American Water Co.	5.100%	6/1/23	6,075,000	6,681,893	(d)
New Jersey American Water Co.	4.700%	12/1/25	8,000,000	8,350,400	(d)
New Jersey Health Care Facilities Financing Authority Revenue:
Atlanticare Regional Medical Center	5.000%	7/1/15	1,840,000	1,976,252
Atlanticare Regional Medical Center	5.000%	7/1/16	1,350,000	1,494,639
New Jersey State EDA Revenue	5.000%	6/15/20	5,000,000	5,557,750

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

September 30, 2013

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State EDA Revenue	5.000%	6/15/23	$2,500,000	$2,678,225
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	15,870,000	14,964,299	(d)
School Facilities Construction	1.670%	3/1/28	20,000,000	19,082,200	(b)
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	3,000,000	3,886,050	(a)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	20,000,000	21,421,600
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	5.875%	6/1/21	3,100,000	3,200,223	(d)
New Jersey State Housing & Mortgage Finance Agency, Multi-Family Revenue	5.250%	5/1/23	5,565,000	5,805,853
New Jersey State Transportation Trust Fund Authority	5.250%	6/15/24	7,000,000	7,845,320
New Jersey State Turnpike Authority Revenue	6.000%	1/1/14	20,000	20,283	(f)
New Jersey State Turnpike Authority Revenue	0.550%	1/1/17	10,000,000	9,926,600	(b)
New Jersey State Turnpike Authority Revenue	0.690%	1/1/17	20,000,000	19,861,600	(b)(c)
Passaic Valley, NJ, Sewage Commissioners Sewer System, AMBAC	5.625%	12/1/17	3,095,000	3,106,328
Ringwood Boro, NJ, Sewage Authority	9.875%	1/1/14	20,000	20,470	(f)
Total New Jersey				150,576,855
New Mexico — 1.2%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/21	1,100,000	1,311,816
Farmington, NM, PCR, Arizona Public Service Co.	4.700%	9/1/24	27,000,000	27,918,540
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/20	1,490,000	1,615,473
Total New Mexico				30,845,829
New York — 5.0%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.000%	7/15/30	33,640,000	35,487,509
MTA, NY, Revenue	5.250%	11/15/22	6,000,000	6,809,760
MTA, NY, Revenue	5.000%	11/15/23	2,000,000	2,241,820
MTA, NY, Revenue	5.000%	11/15/24	6,600,000	7,318,608
MTA, NY, Revenue	5.250%	11/15/24	22,995,000	25,586,306
MTA, NY, Revenue	5.000%	11/15/25	5,000,000	5,485,000
MTA, NY, Revenue	5.000%	11/15/27	6,290,000	6,758,102
MTA, NY, Revenue	5.000%	11/15/29	7,000,000	7,391,370
Nassau County, NY, IDA, Continuing Care Retirement, Amsterdam at Harborside	5.875%	1/1/18	1,840,000	1,116,696
New York City, NY, Industrial Development Agency Revenue, Queens Baseball Stadium, Pilot, AMBAC	5.000%	1/1/19	1,500,000	1,545,585

See Notes to Financial Statements.

14	Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Dormitory Authority Revenue:
FHA, New York and Presbyterian Hospital, AGM	5.250%	8/15/24	$5,325,000	$5,558,182	(a)
Mental Health Services Facilities	5.000%	2/15/18	5,000,000	5,266,550
Municipal Health Facility	5.000%	1/15/25	9,150,000	9,949,161
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.000%	5/1/21	2,500,000	2,771,250
New York State Thruway Authority, State Personal Income Tax Revenue, Transportation	5.000%	3/15/26	1,800,000	2,041,974
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	4,000,000	4,280,160
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnical Institute	5.000%	9/1/30	3,000,000	3,135,240
Total New York				132,743,273
North Carolina — 1.6%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare	5.000%	1/15/26	2,000,000	2,136,500
North Carolina Eastern Municipal Power Agency, Power Systems Revenue	5.000%	1/1/26	25,250,000	27,036,437
North Carolina Turnpike Authority, Triangle Expressway System Revenue:
Assured Guaranty	5.250%	1/1/25	7,000,000	7,698,040
Assured Guaranty	5.375%	1/1/26	4,590,000	5,040,325
Total North Carolina				41,911,302
Ohio — 3.7%
Jackson, OH, Local School District, Stark & Summit Counties, AGM	5.000%	12/1/18	1,240,000	1,286,599
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/20	5,500,000	6,293,595
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/21	2,400,000	2,750,712
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/22	2,500,000	2,862,700
Ohio State Air Quality Development Authority Revenue:
FirstEnergy Generation Corp.	5.625%	6/1/18	20,000,000	21,821,200
FirstEnergy Generation Corp.	5.700%	8/1/20	9,000,000	10,019,340
FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	7,500,000	8,023,425	(b)(c)
Ohio State Department of Administrative Services, COP, Administrative Knowledge System, NATL	5.000%	9/1/16	500,000	529,185
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	44,150,000	44,766,334	(b)(c)
Total Ohio				98,353,090

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

September 30, 2013

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Oklahoma — 0.7%
Oklahoma State Development Finance Authority Revenue:
St. John Health System Inc.	5.000%	2/15/22	$5,420,000	$6,160,806
St. John Health System Inc.	5.000%	2/15/23	5,700,000	6,398,763
St. John Health System Inc.	5.000%	2/15/24	5,990,000	6,577,319
Total Oklahoma				19,136,888
Oregon — 0.4%
Oregon State Department of Administrative Services, COP	5.000%	5/1/29	2,250,000	2,404,327
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/20	5,000,000	5,760,350
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/22	1,000,000	1,138,150
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/23	750,000	837,293
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/27	1,465,000	1,558,379
Total Oregon				11,698,499
Pennsylvania — 5.0%
Beaver County, PA, IDA, PCR, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	33,200,000	33,663,472	(b)(c)
Berks County, PA, Municipal Authority Revenue, Reading Hospital Medical Center	1.570%	7/1/22	10,000,000	9,885,000	(b)(c)
Delaware River Port Authority, PA, Revenue:
Port District Project	5.000%	1/1/20	4,880,000	5,169,140
Port District Project	5.000%	1/1/23	4,850,000	5,023,969
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.000%	6/1/25	11,000,000	11,643,170
Montgomery County, PA, IDA Revenue:
New Regional Medical Center Project, FHA	5.000%	8/1/24	5,980,000	6,493,802
New Regional Medical Center Project, FHA	5.750%	8/1/30	3,000,000	3,194,700
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply LLC	3.000%	9/1/15	25,000,000	25,641,750	(b)(c)
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue:
Philadelphia Biosolids Facility	5.000%	1/1/15	1,560,000	1,606,660
Philadelphia Biosolids Facility	5.375%	1/1/17	2,385,000	2,523,902
Pennsylvania State Higher EFA Revenue, University of Pittsburgh Medical Center	5.000%	5/15/31	9,200,000	9,391,636
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/27	10,000,000	10,401,800
Pennsylvania State Turnpike Commission	5.250%	12/1/31	6,750,000	7,087,500
West View, PA, Municipal Authority	9.500%	11/15/14	365,000	392,105	(f)
Total Pennsylvania				132,118,606

See Notes to Financial Statements.

16	Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — 3.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.500%	7/1/28	$28,395,000	$22,309,099
Puerto Rico Commonwealth, GO, Public Improvement	5.250%	7/1/23	21,315,000	17,037,719
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/27	15,000,000	11,369,400
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/23	24,145,000	19,299,823
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/24	26,555,000	21,518,579
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/22	6,000,000	6,247,980
Total Puerto Rico				97,782,600
Rhode Island — 0.1%
Providence, RI, Public Building Authority, General Revenue, NATL	5.375%	12/15/21	1,000,000	1,000,720
Woonsocket, RI, GO, FGIC	5.375%	10/1/20	2,000,000	1,964,060
Total Rhode Island				2,964,780
South Carolina — 0.1%
South Carolina Jobs, EDA, Hospital Revenue, Anmed Health	5.000%	2/1/22	2,355,000	2,537,089
Tennessee — 4.3%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/17	2,000,000	2,220,880
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/19	2,960,000	3,260,263	(d)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/20	6,390,000	7,078,395	(d)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/21	4,795,000	5,197,732	(d)
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/19	8,260,000	9,169,839
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	31,000,000	34,084,190
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	15,000,000	16,215,000
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/24	25,000,000	26,467,000
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	6,865,000	7,329,211
Tennessee Housing Development Agency	5.000%	7/1/23	2,710,000	2,827,153	(d)
Total Tennessee				113,849,663
Texas — 10.5%
Austin, TX Electric Utility System Revenue, Refunding, AMBAC	5.500%	11/15/13	2,000,000	2,012,680
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/22	2,055,000	2,165,600
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/26	2,000,000	2,054,180
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	2,818,830	(d)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Memorial Hermann Healthcare System	0.670%	6/1/18	1,000,000	995,500	(b)
Memorial Hermann Healthcare System	0.770%	6/1/19	2,250,000	2,232,135	(b)
Memorial Hermann Healthcare System	0.820%	6/1/20	2,000,000	1,975,700	(b)
Memorial Hermann Healthcare System	0.900%	6/1/21	3,710,000	3,654,350	(b)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

September 30, 2013

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.375%	11/15/28	$11,000,000	$11,931,260
Harris County, TX, GO, Capital Appreciation, Refunding, Permanent Improvement, NATL	0.000%	10/1/17	1,000,000	948,430
Harris County, TX, Houston Sports Authority Revenue	5.250%	11/15/16	1,125,000	1,126,429
Harris County, TX, Houston Sports Authority Revenue, NATL	5.750%	11/15/19	3,000,000	3,003,180
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue, Deer Park Refining Project	4.700%	5/1/18	46,250,000	49,500,912
Harris County, TX, Revenue, Toll Road	0.660%	8/15/15	30,000,000	29,966,700	(b)(c)
Houston, TX, Airport Systems Revenue:
Senior Lien	5.000%	7/1/26	8,215,000	8,947,532
Senior Lien	5.125%	7/1/27	11,180,000	12,191,790
Limestone County, TX, Public Facility Corp. Revenue, County Jail Project	5.000%	11/1/19	2,865,000	2,959,316
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/20	3,700,000	3,958,963	(d)
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	9,355,705	(d)
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,330,112	(d)
North Forest, TX, ISD, ACA	6.500%	8/15/17	1,230,000	1,465,791
North Texas Tollway Authority Revenue, NATL	5.125%	1/1/28	18,000,000	19,128,780
Panhandle, TX, Regional Housing Finance, GNMA-Collateralized	6.500%	7/20/21	601,000	620,490
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,225,380
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	13,000,000	14,022,970
Tarrant County, TX, Health Facilities Development Corp., Health System Revenue, Original Issue Discount, FGIC	5.000%	9/1/15	625,000	662,688	(f)
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	8,820,000	9,923,382
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	4,121,251
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	39,270,000	45,709,495
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/18	4,000,000	4,362,240
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/19	5,000,000	5,431,950
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/20	5,750,000	6,195,797

See Notes to Financial Statements.

18	Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/23	$9,000,000	$9,349,110
Total Texas				277,348,628
U.S. Virgin Islands — 0.8%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/25	3,560,000	3,676,590
Matching Fund Loan	6.625%	10/1/29	5,000,000	5,413,700
Senior Lien	5.000%	10/1/25	11,000,000	11,563,200
Total U.S. Virgin Islands				20,653,490
Utah — 0.0%
Provo, UT, Electric Revenue	10.125%	4/1/15	270,000	295,412	(f)
Provo, UT, Electric Revenue:
AMBAC	10.375%	9/15/15	5,000	5,665	(f)
NATL	10.125%	4/1/15	295,000	322,766	(f)
Total Utah				623,843
Vermont — 0.7%
Vermont State Student Assistance Corp., Education Loan Revenue, Vermont Student Assistance Corporation	1.760%	6/1/22	19,011,528	18,978,068	(b)(d)
Virginia — 0.9%
Pittsylvania County, VA, GO	5.600%	2/1/25	1,330,000	1,487,911
Virginia State Resources Authority Infrastructure Revenue, Senior, Pooled Financing Program	5.000%	11/1/19	1,175,000	1,329,595
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,761,091	(d)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/24	2,900,000	2,901,798	(d)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/25	3,875,000	3,817,224	(d)
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/26	3,290,000	3,187,253	(d)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/26	4,700,000	4,549,036	(d)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.250%	7/1/19	4,940,000	5,397,147
Total Virginia				24,431,055
Washington — 1.2%
King County, WA, Public Hospital District, GO	5.250%	12/1/28	6,725,000	7,122,851
Port of Seattle, WA, Revenue	5.000%	9/1/21	2,000,000	2,276,760	(d)
Port of Seattle, WA, Revenue	5.000%	9/1/22	2,685,000	3,016,356	(d)
Port of Seattle, WA, Revenue	5.000%	9/1/23	2,500,000	2,777,175	(d)
Port of Seattle, WA, Revenue	5.000%	9/1/24	2,300,000	2,536,532	(d)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

September 30, 2013

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Washington — continued
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	6.750%	7/1/29	$7,080,000	$7,870,340
Multicare Health System	5.750%	8/15/29	3,000,000	3,242,640
Providence Health & Services	5.000%	10/1/21	2,000,000	2,259,700	(b)(c)
Total Washington				31,102,354
West Virginia — 0.7%
West Virginia Higher Education Policy Commission Revenue, Higher Education Facilities	5.000%	4/1/26	6,440,000	7,162,761
West Virginia State Hospital Finance Authority Revenue, AGM	5.375%	6/1/28	6,000,000	6,366,600
West Virginia State Hospital Finance Authority, Hospital Revenue, United Health Systems	5.250%	6/1/29	5,785,000	6,114,745
Total West Virginia				19,644,106
Wisconsin — 1.3%
Milwaukee County, WI, Airport Revenue	5.000%	12/1/20	1,425,000	1,599,506	(d)
Milwaukee County, WI, Airport Revenue	4.000%	12/1/21	1,700,000	1,782,229	(d)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/22	1,345,000	1,469,130	(d)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/23	1,000,000	1,077,270	(d)
Sheboygan, WI, PCR, Wisconsin Power Convention, FGIC	5.000%	9/1/15	4,000,000	4,249,440
Wisconsin State General Fund Annual Appropriation Revenue	5.375%	5/1/25	10,000,000	11,216,700
Wisconsin State HEFA Revenue, Children’s Hospital	5.500%	8/15/29	5,950,000	6,552,259
WPPI Energy Power Supply Revenue	5.000%	7/1/24	4,950,000	5,597,608
Total Wisconsin				33,544,142
Wyoming — 0.6%
Sweetwater County, WY, PCR, Idaho Power Co. Project	5.250%	7/15/26	14,000,000	14,736,260
Total Municipal Bonds (Cost — $2,501,081,809)				2,587,337,466

			Shares
Statutory Trust Certificates — 0.0%
CMS Liquidating Trust (Cost — $989,420)			200	640,000
Total Investments before Short-Term Investments (Cost — $2,502,071,229)				2,587,977,466

			Face Amount
Short-Term Investments — 1.0%
Indiana — 0.0%
Indiana State Finance Authority Health System Revenue, Sisters of St. Francis, LOC-Wells Fargo Bank N.A.	0.060%	11/1/37	$200,000	200,000	(i)(j)

See Notes to Financial Statements.

20	Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — 1.0%
New York City, NY, GO, AGM, SPA-Dexia Credit Local	0.390%	11/1/26	$150,000	$150,000	(i)(j)
New York City, NY, MFA, Water & Sewer System Revenue, Second General Resolution, SPA-Dexia Credit Local	0.380%	6/15/32	14,500,000	14,500,000	(i)(j)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Dexia Credit Local	0.390%	6/15/32	800,000	800,000	(i)(j)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.390%	8/1/22	6,800,000	6,800,000	(i)(j)
Future Tax Secured, SPA-Dexia Credit Local	0.390%	8/1/23	1,200,000	1,200,000	(i)(j)
Future Tax Secured, SPA-Dexia Credit Local	0.380%	8/1/31	100,000	100,000	(i)(j)
New York State Housing Finance Agency Revenue, Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.050%	5/1/45	1,800,000	1,800,000	(i)(j)
Total New York				25,350,000
Total Short-Term Investments (Cost — $25,550,000)				25,550,000
Total Investments — 99.2% (Cost — $2,527,621,229#)				2,613,527,466
Other Assets in Excess of Liabilities — 0.8%				20,773,945
Total Net Assets — 100.0%				$2,634,301,411

(a)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	The maturity principal is currently in default as of September 30, 2013.

(h)	The coupon payment on these securities is currently in default as of September 30, 2013.

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
ACA	— American Capital Assurance — Insured Bonds
AGC	— Assured Guaranty Corporation — Insured Bonds
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

September 30, 2013

Western Asset Intermediate-Term Municipals Fund

CDA	— Communities Development Authority
COP	— Certificates of Participation
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company — Insured Bonds
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
ISD	— Independent School District
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority

Summary of Investments by Industry†
Industrial revenue	21.8%
Transportation	19.2
Health care	17.2
Power	9.9
Special tax obligation	8.2
Water & sewer	5.7
Education	4.7
Leasing	3.4
State general obligation	3.1
Local general obligation	2.4
Pre-refunded/escrowed to maturity	1.0
Solid waste/resource recovery	1.0
Other	0.7
Housing	0.7
Statutory trust certificates	0.0 ‡
Short-term investments	1.0
100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of September 30, 2013 and are subject to change.

‡	Represents less than 0.1%.

See Notes to Financial Statements.

22	Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Ratings table*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	0.7%
AA/Aa	29.8
A	45.0
BBB/Baa	19.4
BB/Ba	2.9
B/B	0.6
A-1/VMIG 1	1.0
NR	0.6
100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report	23

Statement of assets and liabilities (unaudited)

September 30, 2013

Assets:
Investments, at value (Cost — $2,527,621,229)	$2,613,527,466
Cash	18,994
Interest receivable	35,566,071
Receivable for Fund shares sold	3,227,045
Receivable for securities sold	325,000
Prepaid expenses	154,757
Other assets	29,203
Total Assets	2,652,848,536

Liabilities:
Payable for Fund shares repurchased	10,754,118
Payable for securities purchased	5,409,732
Investment management fee payable	1,007,359
Service and/or distribution fees payable	683,532
Distributions payable	400,601
Trustees’ fees payable	4,076
Accrued expenses	287,707
Total Liabilities	18,547,125
Total Net Assets	$2,634,301,411

Net Assets:
Par value (Note 7)	$4,103
Paid-in capital in excess of par value	2,639,115,067
Undistributed net investment income	779,112
Accumulated net realized loss on investments and futures contracts	(91,503,108)
Net unrealized appreciation on investments	85,906,237
Total Net Assets	$2,634,301,411

Shares Outstanding:
Class A	209,912,343
Class C	129,617,634
Class I	70,724,427

Net Asset Value:
Class A (and redemption price)	$6.42
Class C (and redemption price)	$6.43
Class I (and redemption price)	$6.42
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$6.57

See Notes to Financial Statements.

24	Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended September 30, 2013

Investment Income:
Interest	$58,994,043

Expenses:
Investment management fee (Note 2)	7,380,933
Service and/or distribution fees (Notes 2 and 5)	4,795,580
Transfer agent fees (Note 5)	884,231
Fund accounting fees	114,190
Legal fees	93,743
Registration fees	92,632
Insurance	29,986
Audit and tax	29,933
Trustees’ fees	23,934
Shareholder reports	23,548
Custody fees	7,919
Miscellaneous expenses	8,274
Total Expenses	13,484,903
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(76,199)
Net Expenses	13,408,704
Net Investment Income	45,585,339

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(14,273,827)
Futures contracts	2,545,825
Net Realized Loss	(11,728,002)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(165,199,738)
Futures contracts	140,457
Change in Net Unrealized Appreciation (Depreciation)	(165,059,281)
Net Loss on Investments and Futures Contracts	(176,787,283)
Decrease in Net Assets from Operations	$(131,201,944)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report	25

Statements of changes in net assets

For the Six Months Ended September 30, 2013 (unaudited) and the Year Ended March 31, 2013	September 30	March 31

Operations:
Net investment income	$45,585,339	$91,498,736
Net realized loss	(11,728,002)	(8,307,051)
Change in net unrealized appreciation (depreciation)	(165,059,281)	69,384,725
Increase (Decrease) in Net Assets From Operations	(131,201,944)	152,576,410

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(45,323,889)	(91,002,174)
Decrease in Net Assets From Distributions to Shareholders	(45,323,889)	(91,002,174)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	451,067,790	1,259,019,234
Reinvestment of distributions	41,997,696	84,947,855
Cost of shares repurchased	(782,546,067)	(1,119,571,018)
Increase (Decrease) in Net Assets From Fund Share Transactions	(289,480,581)	224,396,071
Increase (Decrease) in Net Assets	(466,006,414)	285,970,307

Net Assets:
Beginning of period	3,100,307,825	2,814,337,518
End of period*	$2,634,301,411	$3,100,307,825
* Includes undistributed net investment income of:	$779,112	$517,662

See Notes to Financial Statements.

26	Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class A Shares[1]	2013[2]	2013	2012	2011	2010	2009

Net asset value, beginning of period	$6.80	$6.65	$6.14	$6.41	$5.98	$6.32

Income (loss) from operations:
Net investment income	0.11	0.21	0.24	0.25	0.26	0.27
Net realized and unrealized gain (loss)	(0.38)	0.15	0.51	(0.27)	0.43	(0.34)
Total income (loss) from operations	(0.27)	0.36	0.75	(0.02)	0.69	(0.07)

Less distributions from:
Net investment income	(0.11)	(0.21)	(0.24)	(0.25)	(0.26)	(0.27)
Total distributions	(0.11)	(0.21)	(0.24)	(0.25)	(0.26)	(0.27)

Net asset value, end of period	$6.42	$6.80	$6.65	$6.14	$6.41	$5.98
Total return[3]	(4.03)%	5.52%	12.36%	(0.31)%	11.75%	(1.13)%

Net assets, end of period (millions)	$1,347	$1,521	$1,300	$1,208	$1,026	$604

Ratios to average net assets:
Gross expenses	0.74%[4]	0.73%	0.72%	0.72%	0.70%	0.68%
Net expenses[5]	0.74 [4]	0.73	0.72	0.72	0.70	0.68
Net investment income	3.26 [4]	3.16	3.71	4.00	4.18	4.39

Portfolio turnover rate	5%	7%	15%	25%	14%	19%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2013 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report	27

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class C Shares[1]	2013[2]	2013	2012	2011	2010	2009

Net asset value, beginning of period	$6.81	$6.66	$6.15	$6.42	$5.99	$6.32

Income (loss) from operations:
Net investment income	0.09	0.17	0.20	0.22	0.22	0.23
Net realized and unrealized gain (loss)	(0.38)	0.15	0.51	(0.27)	0.43	(0.33)
Total income (loss) from operations	(0.29)	0.32	0.71	(0.05)	0.65	(0.10)

Less distributions from:
Net investment income	(0.09)	(0.17)	(0.20)	(0.22)	(0.22)	(0.23)
Total distributions	(0.09)	(0.17)	(0.20)	(0.22)	(0.22)	(0.23)

Net asset value, end of period	$6.43	$6.81	$6.66	$6.15	$6.42	$5.99
Total return[3]	(4.30)%	4.90%	11.68%	(0.89)%	11.06%	(1.58)%

Net assets, end of period (millions)	$833	$1,075	$917	$808	$728	$300

Ratios to average net assets:
Gross expenses	1.32%[4]	1.31%	1.32%	1.32%	1.31%	1.30%
Net expenses[5]	1.32 [4]	1.31	1.32	1.32	1.31	1.30
Net investment income	2.67 [4]	2.57	3.11	3.40	3.56	3.77

Portfolio turnover rate	5%	7%	15%	25%	14%	19%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2013 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

28	Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class I Shares[1]	2013[2]	2013	2012	2011	2010	2009

Net asset value, beginning of period	$6.80	$6.66	$6.14	$6.41	$5.98	$6.32

Income (loss) from operations:
Net investment income	0.11	0.23	0.25	0.26	0.27	0.28
Net realized and unrealized gain (loss)	(0.38)	0.14	0.52	(0.27)	0.43	(0.34)
Total income (loss) from operations	(0.27)	0.37	0.77	(0.01)	0.70	(0.06)

Less distributions from:
Net investment income	(0.11)	(0.23)	(0.25)	(0.26)	(0.27)	(0.28)
Total distributions	(0.11)	(0.23)	(0.25)	(0.26)	(0.27)	(0.28)

Net asset value, end of period	$6.42	$6.80	$6.66	$6.14	$6.41	$5.98
Total return[3]	(3.96)%	5.54%	12.71%	(0.16)%	11.93%	(0.97)%

Net assets, end of period (000s)	$453,892	$503,867	$597,323	$314,561	$162,572	$22,995

Ratios to average net assets:
Gross expenses	0.62%[4]	0.58%	0.57%	0.56%	0.54%	0.52%
Net expenses[5]	0.59 [4,6,7]	0.55 [6,7]	0.57 [6]	0.56 [6]	0.54 [6]	0.52
Net investment income	3.40 [4]	3.34	3.82	4.17	4.29	4.60

Portfolio turnover rate	5%	7%	15%	25%	14%	19%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2013 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective September 18, 2009, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report	29

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

30	Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Municipal bonds	—	$2,587,337,466	—	$2,587,337,466
Statutory trust certificates	—	640,000	—	640,000
Total long-term investments	—	$2,587,977,466	—	$2,587,977,466
Short-term investments†	—	25,550,000	—	25,550,000
Total investments	—	$2,613,527,466	—	$2,613,527,466

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are

32	Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report

recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2013, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

During the six months ended September 30, 2013, fees waived and/or expenses reimbursed amounted to $76,199.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment (or within 12 months for shares purchased prior to August 1, 2012). This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended September 30, 2013, LMIS and its affiliates retained sales charges of $55,193 on sales of the Fund’s Class A shares. In addition, for the six months ended September 30, 2013, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C
CDSCs	$32,960	$1,449

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change had no effect on fees previously deferred. As of September 30, 2013, the Fund had accrued $1,826 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended September 30, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$150,395,903
Sales	313,881,687

34	Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report

At September 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$138,892,557
Gross unrealized depreciation	(52,986,320)
Net unrealized appreciation	$85,906,237

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

At September 30, 2013, the Fund did not have any derivative instruments outstanding.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2013. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$2,545,825

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$140,457

During the six months ended September 30, 2013, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)†	$43,875,295

†	At September 30, 2013, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A and Class C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.60% of the average daily net assets of Class C shares. Service and distribution fees are accrued daily and paid monthly.

For the six months ended September 30, 2013, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$1,105,618	$435,508
Class C	3,689,962	211,398
Class I	—	237,325
Total	$4,795,580	$884,231

Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

For the six months ended September 30, 2013, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	—
Class I	$76,199
Total	$76,199

6. Distributions to shareholders by class

	Six Months Ended September 30, 2013	Year Ended March 31, 2013
Net Investment Income:
Class A	$23,907,505	$44,411,774
Class C	13,049,367	25,777,577
Class I	8,367,017	20,812,823
Total	$45,323,889	$91,002,174

7. Shares of beneficial interest

At September 30, 2013, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2013		Year Ended March 31, 2013
	Shares	Amount	Shares	Amount
Class A
Shares sold	31,386,316	$208,629,993	72,224,974	$491,229,119
Shares issued on reinvestment	3,450,687	22,607,678	6,147,104	41,793,768
Shares repurchased	(48,649,193)	(317,411,277)	(49,992,455)	(340,117,985)
Net increase (decrease)	(13,812,190)	$(86,173,606)	28,379,623	$192,904,902

Class C
Shares sold	17,433,302	$117,586,674	63,783,182	$434,524,835
Shares issued on reinvestment	1,887,737	12,398,501	3,581,471	24,385,654
Shares repurchased	(47,588,915)	(313,228,062)	(47,067,844)	(320,399,552)
Net increase (decrease)	(28,267,876)	$(183,242,887)	20,296,809	$138,510,937

Class I
Shares sold	18,778,642	$124,851,123	49,121,363	$333,265,280
Shares issued on reinvestment	1,066,997	6,991,517	2,762,188	18,768,433
Shares repurchased	(23,226,358)	(151,906,728)	(67,533,082)	(459,053,481)
Net decrease	(3,380,719)	$(20,064,088)	(15,649,531)	$(107,019,768)

36	Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report

8. Capital loss carryforward

As of March 31, 2013, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
No Expiration	$(8,897,975)	*
3/31/2014	(4,311,329)
3/31/2015	(283,837)
3/31/2018	(20,981,898)
3/31/2019	(46,830,604)
	$(81,305,643)

These amounts will be available to offset any future taxable capital gains.

*	Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward these capital losses for an unlimited period. However, these losses will be required to be utilized prior to the Fund’s other capital losses with the expiration dates listed above. Additionally, these capital losses retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

9. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal in the U.S. Court of Appeals for the Second Circuit. The matter was fully briefed, oral argument was heard in September 2013, and the parties await a decision.

10. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of Financial Accounting Standards Board

(“FASB”) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic

210)—Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210)—Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of assets and liabilities or subject to a master netting agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

38	Western Asset Intermediate-Term Municipals Fund 2013 Semi-Annual Report

Western Asset

Intermediate-Term Municipals Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

Kenneth D. Fuller*

President

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington*

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

BNY Mellon Asset Servicing

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

*	Effective June 1, 2013, Dr. Harrington became Chair and Mr. Fuller became a Trustee, President and Chief Executive Officer.

Western Asset Intermediate-Term Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Intermediate-Term Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Intermediate-Term Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0804 11/13 SR13-2048

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer
Legg Mason Partners Income Trust

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer
Legg Mason Partners Income Trust

Date:	November 25, 2013

By:	/s/ Richard F. Sennett
(Richard F. Sennett)
Principal Financial Officer
Legg Mason Partners Income Trust

Date:	November 25, 2013